Shareholders' Equity	12 Months Ended
Dec. 31, 2015
Stockholders' Equity Note [Abstract]
Shareholders' Equity

13. SHAREHOLDERS’ EQUITY

Share capital

Authorized

-	500,000,000 common voting shares with a par value of $0.0002 per share.

Issued and outstanding

As of December 31, 2015, the Company has 43,585,000 shares (2014 – 42,485,000) issued and outstanding.

During the year ended December 31, 2015:

In September 2015, the Company issued 1,100,000 common shares to an arm’s length party for total proceeds of $110,000 ($0.10 per share).

During the year ended December 31, 2014:

In June 2014, the Company issued 12,000,000 common shares to two new directors for proceeds of $700,000. The Company also issued 200,000 common shares to an arm’s length party for $10,000 of share subscriptions received during the year ended December 31, 2012.

In August 2014, the Company issued 1,500,000 common shares to an arm’s length party for total proceeds of $150,000 ($0.15 per share).

In December 2014, the Company issued 4,000,000 common shares to an arm’s length party for total proceeds of $200,000 ($0.05 per share).

Stock options

The Company adopted a Stock Awards Plan under which it is authorized to grant options to directors, employees and consultants, to acquire up to 6,000,000 common shares. The exercise price of each option is based on the market price of the Company's stock for a period preceding the date of grant. The options can be granted for a maximum term of 5 years and the vesting terms of the options are determined by the board of directors at the time of grant.

On September 16, 2015, 6,000,000 stock options were granted to directors, officers and consultants with an exercise price of $0.075 expiring on September 16, 2020, 10% of the options vest as of the grant date, with the remaining 90% vesting at a rate of 15% every six months thereafter. The Company uses the Black-Scholes Option Pricing Model to determine the fair value of options granted. The fair value of the stock options granted was $297,645 ($0.0496 per option), of which $90,932 was amortized and recorded and expensed during the year ended December 31, 2015.

The fair value of the stock options granted was determined using the following assumptions:

Year ended December 31, 2015
Risk free interest rate	1.44%
Volatility	242.72%
Expected life of options	5 years
Dividend rate	0%
Expected forfeiture rate	0%

Stock option transactions are summarized as follows:

	Number of Options	Weighted Average Exercise Price	Aggregate Intrinsic Values

Balance, December 31, 2013 and 2014	—	$—	$—
Granted	6,000,000	0.075

Balance, at December 31, 2015	6,000,000	$0.075	$—
Exercisable, at December 31, 2015	600,000	$0.075	$—

As at December 31, 2015, the following incentive stock options are outstanding:

Number of Options	Exercise Price	Expiry Date
6,000,000	$0.075	September 16, 2020